Cover	Sep. 24, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K of Harrow, Inc. (the “Company”) originally filed on September 26, 2025 (the “Original Report”) is being filed solely to file as exhibits the Agreement and Plan of Merger, dated September 24, 2025, by and among the Company, Harrow Acquisition Sub, Inc., Melt Pharmaceuticals, Inc. (“Melt”), and D. Brad Osborne as stockholder representative, and the related Milestone Payment Agreement, each of which were described in Item 1.01 of the Original Report. No other changes are being made to the Original Report.For convenience, investors are reminded that the Original Report disclosed the Company’s entry into the Merger Agreement with Melt and noted that the Company expected to file the full text of the definitive agreements as an exhibit to its Quarterly Report on Form 10-Q for the three months ending September 30, 2025.
Document Period End Date	Sep. 24, 2025
Entity File Number	001-35814
Entity Registrant Name	HARROW, INC.
Entity Central Index Key	0001360214
Entity Tax Identification Number	45-0567010
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1A Burton Hills Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37215
City Area Code	(615)
Local Phone Number	733-4730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value per share
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	HROW
Security Exchange Name	NASDAQ
8.625% Senior Notes due 2026
Title of 12(b) Security	8.625% Senior Notes due 2026
Trading Symbol	HROWL
Security Exchange Name	NASDAQ
11.875% Senior Notes due 2027
Title of 12(b) Security	11.875% Senior Notes due 2027
Trading Symbol	HROWM
Security Exchange Name	NASDAQ